FEES AND COMMISSIONS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income
Fees and commissions for lines of credits and overdrafts	$ 7,413	$ 5,754	$ 6,597
Fees and commissions for guarantees and letters of credit	33,882	35,911	35,276
Fees and commissions for card services	201,791	195,566	175,262
Fees and commissions for management of accounts	31,901	31,540	30,291
Fees and commissions for collections and payments	44,312	31,376	30,399
Fees and commissions for intermediation and management of securities	10,090	9,304	10,000
Insurance brokerage fees	36,430	40,882	39,252
Office banking	15,669	14,145	15,224
Fees for other services rendered	43,123	38,038	35,978
Other fees earned	30,947	28,668	24,621
Total	455,558	431,184	402,900
Fee and commission expense
Compensation for card operation	(149,809)	(143,509)	(129,196)
Fees and commissions for securities transactions	(858)	(946)	(1,315)
Office banking	(15,283)	(14,671)	(15,320)
Other fees	(10,545)	(17,634)	(19,442)
Total	(176,495)	(176,760)	(165,273)
Net fees and commissions income	$ 279,063	$ 254,424	$ 237,627